FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities at fair value:
Offsetting counterparty and cash collateral netting amount for assets	$ 15	$ 11
Offsetting counterparty and cash collateral netting amount for liabilities	0	0
Water District Settlement Fund
Liabilities at fair value:
Qualified settlement fund deposit		405
Level 1 | Water District Settlement Fund
Liabilities at fair value:
Qualified settlement fund deposit		405
Recurring | Level 2
Assets at fair value:
Cash equivalents	314	364
Total assets at fair value	474	497
Liabilities at fair value:
Total liabilities at fair value	229	93
Recurring | Level 2 | Derivatives designated as hedging instruments: | Net investment hedge
Assets at fair value:
Derivative assets	137	96
Recurring | Level 2 | Derivatives designated as hedging instruments: | Interest rate swap agreements
Liabilities at fair value:
Derivative liabilities	206	59
Recurring | Level 2 | Derivatives designated as hedging instruments: | Foreign currency contracts
Assets at fair value:
Derivative assets	23	37
Liabilities at fair value:
Derivative liabilities	23	34
Recurring | Level 1
Liabilities at fair value:
Money market funds	42	50
Recurring | Level 3
Liabilities at fair value:
Contingent earn-out liabilities	40	0
Total liabilities at fair value	$ 40	$ 0